CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net loss	$ (40,006)	$ (42,635)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	61,124	62,099
Amortization of deferred financing costs	4,888	6,448
Amortization of mortgage premiums and discounts, net	(135)	(200)
(Accretion) amortization of market lease and other intangibles, net	(25)	205
Bad debt expense	4,797	9,227
Share-based compensation	978	921
Gain on sale of real estate investments, net	(8,793)	0
Gain on non-designated derivatives	50	(46)
Impairment charges	22,634	18,570
Changes in assets and liabilities:
Straight-line rent receivable	(3,011)	(6,302)
Prepaid expenses and other assets	(7,653)	(12,934)
Due from related party	0	14
Accounts payable, accrued expenses and other liabilities	3,585	2,875
Deferred rent	1,002	41
Net cash provided by operating activities	39,435	38,283
Cash flows from investing activities:
Investments in real estate	(91,638)	(73,536)
Capital expenditures	(10,910)	(6,968)
Proceeds from sale of real estate	62,468	0
Net cash used in investing activities	(40,080)	(80,504)
Cash flows from financing activities:
Payments on credit facilities	(243,300)	(80,000)
Proceeds from credit facilities	163,618	94,153
Proceeds from term loan	150,000	0
Proceeds from mortgage notes payable	0	118,700
Payments on mortgage notes payable	(27,416)	(62,872)
Payments for derivative instruments	0	(131)
Payments of deferred financing costs	(10,290)	(3,307)
Common stock repurchases	(13,293)	(14,202)
Distributions paid on common stock	(38,186)	(43,096)
Distributions to non-controlling interest holders	(261)	(406)
Net cash (used in) provided by financing activities	(19,128)	8,839
Net change in cash, cash equivalents and restricted cash	(19,773)	(33,382)
Cash, cash equivalents and restricted cash, beginning of period	91,358	102,588
Cash, cash equivalents and restricted cash, end of period	71,585	69,206
Cash, cash equivalents and restricted cash, end of period	91,358	102,588
Supplemental disclosures of cash flow information:
Cash paid for interest, net of amounts capitalized	34,949	31,192
Cash paid for income taxes	447	328
Non-cash investing and financing activities:
Common stock issued through distribution reinvestment plan	$ 20,698	$ 28,551